RidgeWorth Small Cap Growth Stock Fund
SMALL CAP GROWTH STOCK FUND Summary Section A Shares, C Shares, I Shares and IS Shares
Investment Objective
The Small Cap Growth Stock Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 30 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RidgeWorth Small Cap Growth Stock Fund	A Shares	C Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RidgeWorth Small Cap Growth Stock Fund		A Shares	C Shares	I Shares	IS Shares
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.30%	1.00%	none	none
Other Expenses		0.17%	0.11%	0.49%	0.11%
Total Annual Fund Operating Expenses		1.32%	1.96%	1.34%	0.96%
Fee Waivers and/or Expense Reimbursements	[1]			(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.32%	1.96%	1.30%	0.96%
[1]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.50%, 2.20%, 1.30% and 1.05% for the A, C, I and IS Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - RidgeWorth Small Cap Growth Stock Fund - USD ($)	1 year	3 years	5 years	10 years
A Shares	702	969	1,257	2,074
C Shares	299	615	1,057	2,285
I Shares	132	421	730	1,609
IS Shares	98	306	531	1,178

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - RidgeWorth Small Cap Growth Stock Fund - USD ($)	1 year	3 years	5 years	10 years
A Shares	702	969	1,257	2,074
C Shares	199	615	1,057	2,285
I Shares	132	421	730	1,609
IS Shares	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts ("ADRs"). Silvant Capital Management LLC ("Silvant" or the "Subadviser") considers small-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Growth Index. As of July 1, 2015, the market capitalization range of companies in the Russell 2000® Growth Index was between approximately $47 million and $4.7 billion.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes have above-average growth potential to beat expectations as a result of strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends. The Subadviser uses a "bottom-up" process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser also applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency, and sentiment or behavior factors.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company's financial condition or overall market and economic conditions. As a result, the value of the Fund's equity securities may fluctuate drastically from day to day.

Growth Stock Risk: "Growth" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Growth" stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Small-Capitalization Companies Risk: Small-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of mid- or large-capitalization companies. Small-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. IS Shares commenced operations on August 1, 2014. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2015 was 6.83%.

Best Quarter	Worst Quarter
18.78%	-28.61%
(6/30/2009)	(12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)
Average Annual Total Returns - RidgeWorth Small Cap Growth Stock Fund	1 Year	5 Years	10 Years
A Shares	(9.78%)	12.98%	5.66%
C Shares	(5.63%)	13.57%	5.57%
I Shares	(4.25%)	14.54%	6.55%
I Shares | Return After Taxes on Distributions	(8.05%)	11.79%	4.39%
I Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.09%	11.51%	5.08%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	8.54%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.